Pacer US Small Cap Cash Cows ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 7.9%
Bumble, Inc. - Class A (a)	674,342	$ 1,921,875
Cable One, Inc. (a)	39,518	1,580,325
Cargurus, Inc. (a)	348,419	12,626,705
Cars.com, Inc. (a)	475,326	5,632,613
DoubleVerify Holdings, Inc. (a)	464,448	5,225,040
EverQuote, Inc. - Class A (a)	169,155	4,266,089
Madison Square Garden Entertainment Corp. (a)	149,820	11,575,093
Match Group, Inc.	1,039,181	40,954,123
Omnicom Group, Inc.	902,610	71,035,407
QuinStreet, Inc. (a)	268,307	4,158,759
Sirius XM Holdings, Inc. (b)	1,621,998	48,043,581
TripAdvisor, Inc. (a)(b)	514,365	7,285,980
Versant Media Group, Inc.	1,257,819	45,268,906
YELP, Inc. (a)	427,310	11,293,803
Ziff Davis, Inc. (a)	220,493	11,703,768
ZoomInfo Technologies, Inc. (a)(b)	2,301,984	7,596,547
		290,168,614

Consumer Discretionary - 22.7%
Abercrombie & Fitch Co. (a)	161,729	16,098,505
ADT, Inc.	5,047,151	38,560,234
American Public Education, Inc. (a)	49,712	2,411,529
Bath & Body Works, Inc.	1,665,777	33,515,433
Best Buy Co., Inc.	726,574	62,674,273
Biglari Holdings, Inc. - Class B (a)(b)	5,761	2,289,940
Buckle, Inc.	171,676	7,514,259
Callaway Golf Co. (a)	565,490	10,438,945
Chewy, Inc. - Class A (a)	1,076,107	24,320,018
Coursera, Inc. (a)	369,611	1,962,634
Crocs, Inc. (a)	183,186	23,449,640
Deckers Outdoor Corp. (a)	342,702	33,200,970
Dillard's, Inc. - Class A	25,881	15,226,828
Duolingo, Inc. (a)	116,332	15,682,717
Ethan Allen Interiors, Inc.	72,823	1,631,235
Etsy, Inc. (a)	345,012	28,180,580
Expedia Group, Inc.	307,696	90,690,319
Gap, Inc. (b)	1,825,522	36,674,737
Genesco, Inc. (a)	70,584	2,697,720
Gentex Corp.	639,183	14,931,315
GigaCloud Technology, Inc. - Class A (a)(b)	156,598	6,849,597
G-III Apparel Group Ltd. (b)	167,061	6,082,691
H&R Block, Inc.	740,635	32,610,159
Helen of Troy Ltd. (a)	155,038	4,283,700
KB Home (b)	326,899	17,969,638
Kohl's Corp. (b)	970,654	18,578,318
La-Z-Boy, Inc.	143,658	5,657,252
Lear Corp.	179,336	23,428,455
Leggett & Platt, Inc.	687,894	6,741,361
Macy's, Inc.	1,465,799	36,381,131
MarineMax, Inc. (a)	165,703	5,711,782
Mobileye Global, Inc. - Class A (a)(b)	1,419,415	11,270,155
Mohawk Industries, Inc. (a)(b)	234,233	28,834,082
Peloton Interactive, Inc. - Class A (a)	2,545,806	16,267,700

Perdoceo Education Corp.	228,501	7,268,617
PVH Corp.	238,771	20,691,895
Sally Beauty Holdings, Inc. (a)	581,402	8,703,588
Shoe Carnival, Inc. (b)	125,764	1,911,613
Signet Jewelers Ltd.	223,675	20,779,407
Smith & Wesson Brands, Inc.	128,793	1,873,938
Strategic Education, Inc.	78,985	6,476,770
Stride, Inc. (a)	124,127	9,966,157
Toll Brothers, Inc.	293,707	42,848,914
Upbound Group, Inc.	446,545	8,658,508
Versigent PLC (a)	362,714	14,998,224
Winnebago Industries, Inc. (b)	151,081	4,574,733
		831,570,216

Consumer Staples - 5.0%
BellRing Brands, Inc. (a)	743,584	9,213,006
Boston Beer Co., Inc. - Class A (a)	36,898	6,759,714
Cal-Maine Foods, Inc. (b)	328,965	28,876,548
Flowers Foods, Inc. (b)	1,374,661	9,650,120
Fresh Del Monte Produce, Inc. (b)	250,108	7,430,709
Herbalife Ltd. (a)	884,079	10,980,261
Ingles Markets, Inc. - Class A	57,614	5,185,836
Maplebear, Inc. (a)	760,191	33,904,518
Marzetti Co.	78,229	8,360,333
Molson Coors Beverage Co. - Class B	997,411	41,452,401
Seneca Foods Corp. - Class A (a)	36,165	5,984,946
Simply Good Foods Co. (a)	404,611	4,118,940
Spectrum Brands Holdings, Inc.	122,526	10,876,633
		182,793,965

Energy - 14.4%
APA Corp.	1,422,289	53,079,825
CNX Resources Corp. (a)(b)	597,777	21,400,417
Crescent Energy Co. - Class A	2,087,646	23,945,300
Delek US Holdings, Inc.	363,324	24,658,800
Diversified Energy Co. (b)	534,987	7,200,925
EQT Corp.	1,332,591	71,013,774
Expand Energy Corp.	779,577	73,303,625
Forum Energy Technologies, Inc. (a)	38,852	2,434,855
Gulfport Energy Corp. (a)	76,512	12,346,741
Helix Energy Solutions Group, Inc. (a)	605,223	5,755,671
HF Sinclair Corp.	695,932	63,656,900
Innovex International, Inc. (a)	173,840	4,881,427
NOV, Inc.	1,234,914	23,994,379
Ovintiv, Inc.	1,053,957	65,830,154
PrimeEnergy Resources Corp. (a)	5,568	1,025,069
Range Resources Corp.	745,694	29,932,157
Scorpio Tankers, Inc.	208,409	16,226,725
Talos Energy, Inc. (a)	775,116	11,766,261
Teekay Tankers Ltd.	64,496	5,119,048
Tidewater, Inc. (a)(b)	129,017	9,684,016
		527,256,069

Health Care - 11.4%
Addus HomeCare Corp. (a)	51,846	5,987,176
AMN Healthcare Services, Inc. (a)	328,716	11,054,719
Amphastar Pharmaceuticals, Inc. (a)	232,400	4,634,056
ANI Pharmaceuticals, Inc. (a)	78,799	6,244,033
Biogen, Inc. (a)	345,939	70,208,320

BioMarin Pharmaceutical, Inc. (a)	482,285	28,946,746
Collegium Pharmaceutical, Inc. (a)(b)	270,506	9,573,207
CorMedix, Inc. (a)(b)	626,124	4,714,714
Doximity, Inc. - Class A (a)	557,810	11,663,807
Exelixis, Inc. (a)	614,023	32,561,640
Fortrea Holdings, Inc. (a)	406,771	7,797,800
Harmony Biosciences Holdings, Inc. (a)	340,511	11,999,608
Incyte Corp. (a)	465,439	55,629,269
Innoviva, Inc. (a)	281,067	5,893,975
Inspire Medical Systems, Inc. (a)	79,486	3,990,992
Ironwood Pharmaceuticals, Inc. (a)	1,079,411	4,565,908
Nutex Health, Inc. (a)(b)	44,170	6,511,983
Pacira BioSciences, Inc. (a)	202,699	5,353,281
Pediatrix Medical Group, Inc. (a)	343,854	9,115,570
Phreesia, Inc. (a)	224,455	2,408,402
Prestige Brands Holdings, Inc. (a)	181,211	9,100,416
Progyny, Inc. (a)	243,819	7,590,085
Rigel Pharmaceuticals, Inc. (a)(b)	84,790	3,121,120
Tenet Healthcare Corp. (a)	396,242	100,954,537
		419,621,364

Industrials - 13.9%
A O Smith Corp. (b)	389,567	23,424,664
ABM Industries, Inc.	256,026	12,266,206
Alight, Inc.	198,787	3,375,398
Apogee Enterprises, Inc.	83,187	3,294,205
AZZ, Inc.	103,757	15,015,713
Blue Bird Corp. (a)(b)	90,307	6,717,938
Booz Allen Hamilton Holding Corp.	436,731	30,448,885
Brink's Co.	189,712	22,471,386
Energy Recovery, Inc. (a)	114,528	990,667
Genpact Ltd.	722,454	25,408,707
Healthcare Services Group, Inc. (a)	244,397	5,694,450
ICF International, Inc.	72,751	5,887,011
Janus International Group, Inc. (a)	685,184	3,514,994
Korn/Ferry International	138,454	11,390,611
Legalzoom.com, Inc. (a)	874,120	6,879,324
Leidos Holdings, Inc.	540,981	62,537,404
Lyft, Inc. - Class A (a)(b)	2,946,354	46,729,174
Maximus, Inc.	210,296	12,670,334
Oshkosh Corp.	214,782	30,587,105
Paylocity Holding Corp. (a)	137,486	18,958,632
Pitney Bowes, Inc. (b)	776,910	13,619,232
Rush Enterprises, Inc. - Class A	283,768	22,641,849
Science Applications International Corp.	188,335	22,059,679
Tetra Tech, Inc.	836,152	27,726,800
Toro Co.	297,330	27,315,707
TriNet Group, Inc.	206,578	13,599,030
Tutor Perini Corp. (b)	333,715	27,948,631
Upwork, Inc. (a)(b)	851,117	7,796,232
		510,969,968

Information Technology - 18.9%
Amdocs Ltd.	427,804	23,837,239
BILL Holdings, Inc. (a)	346,576	15,640,975
Blackbaud, Inc. (a)	306,316	13,110,325
BlackLine, Inc. (a)	168,708	5,297,431
Box, Inc. - Class A (a)	452,047	14,262,083
Cerence, Inc. (a)(b)	248,161	2,114,332

Cirrus Logic, Inc. (a)	137,705	17,812,142
Clear Secure, Inc. - Class A	306,421	16,926,696
Docusign, Inc. (a)	884,332	48,487,924
Dropbox, Inc. - Class A (a)	1,286,578	41,890,980
DXC Technology Co. (a)	1,454,570	16,349,367
Eastman Kodak Co. (a)	601,248	5,050,483
EPAM Systems, Inc. (a)	202,576	21,383,923
Everforth, Inc. (a)	365,871	10,405,371
Five9, Inc. (a)	292,917	8,058,147
Freshworks, Inc. - Class A (a)	827,867	9,400,430
Gartner, Inc. (a)	301,798	45,577,534
Gitlab, Inc. - Class A (a)	333,341	11,503,598
GoDaddy, Inc. - Class A (a)	765,349	63,324,976
Grid Dynamics Holdings, Inc. (a)	130,233	897,305
Intapp, Inc. (a)	187,946	6,143,955
InterDigital, Inc. (b)	63,638	19,398,453
Itron, Inc. (a)	162,292	16,174,021
LiveRamp Holdings, Inc. (a)	156,483	5,926,011
NetScout Systems, Inc. (a)	242,303	9,854,463
OneSpan, Inc.	112,461	1,740,896
PagerDuty, Inc. (a)	450,301	4,764,185
Pegasystems, Inc.	531,884	16,249,056
Progress Software Corp. (a)	281,055	11,408,022
Qorvo, Inc. (a)	244,976	22,187,476
Qualys, Inc. (a)	91,943	13,308,749
Rapid7, Inc. (a)	497,996	4,805,661
RingCentral, Inc. - Class A	490,864	27,301,856
ScanSource, Inc. (a)	86,906	4,920,618
Sprinklr, Inc. - Class A (a)	836,872	5,322,506
Sprout Social, Inc. - Class A (a)	224,880	1,929,470
SPS Commerce, Inc. (a)	106,386	7,807,668
Tenable Holdings, Inc. (a)	331,404	10,817,026
Teradata Corp. (a)	719,586	22,299,970
UiPath, Inc. - Class A (a)(b)	1,252,270	15,978,965
Yext, Inc. (a)(b)	449,954	2,456,749
Zoom Communications, Inc. - Class A (a)	738,796	70,976,132
		693,103,169

Materials - 4.1%
Anglogold Ashanti PLC	801,959	63,611,388
Cabot Corp.	184,379	16,229,040
CF Industries Holdings, Inc.	525,424	65,777,831
Intrepid Potash, Inc. (a)	39,743	1,349,672
Koppers Holdings, Inc.	113,061	5,542,250
		152,510,181
TOTAL COMMON STOCKS (Cost $3,218,595,052)		3,607,993,546

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Real Estate - 1.7%
CBL & Associates Properties, Inc.	132,499	7,779,016
Easterly Government Properties, Inc.	374,943	9,133,611
Innovative Industrial Properties, Inc.	106,302	6,251,621
Millrose Properties, Inc.	1,333,971	37,324,509
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $59,444,994)		60,488,757

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	210,335,506	210,335,506
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $210,335,506)		210,335,506

TOTAL INVESTMENTS - 105.7% (Cost $3,488,375,552)		3,878,817,809
Liabilities in Excess of Other Assets - (5.7)%	(0.05678)	(208,412,354)
TOTAL NET ASSETS - 100.0%		$ 3,670,405,455

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $204,781,197.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer US Small Cap Cash Cows ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,607,993,546	$ –	$ –	$ 3,607,993,546
Real Estate Investment Trusts	60,488,757	–	–	60,488,757
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	210,335,506
Total Investments	$ 3,668,482,303	$ –	$ –	$ 3,878,817,809

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.